Condensed Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Product development costs, net of amortization (in Dollars)	$ 290,007	$ 68,801	$ 15,029
Software development costs, net of amortization (in Dollars)	271,557	23,354	0
Other intangible assets, net of amortization (in Dollars)	$ 6,237,856	$ 5,666,509	$ 4,904,713
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares designated	10,000,000	10,000,000	10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	11,863,537	2,150,412	480,447
Common stock, shares outstanding	11,863,537	2,150,412	480,447
Series C Redeemable Preferred Stock
Redeemable preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable preferred stock, shares designated	2,000	2,000	2,000
Redeemable preferred stock, shares issued	10	10	10
Redeemable preferred stock, shares outstanding	10	10	10
Series F Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares designated	1,333,333	1,333,333	1,333,333
Preferred stock, shares issued	106,333	106,333	173,333
Preferred stock, shares outstanding	106,333	106,333	173,333
Preferred stock, aggregate liquidation preference (in Dollars)	$ 319,000	$ 319,000	$ 520,000